INVESTMENTS AND OTHER FINANCIAL ASSETS - Financial Information Relating to FFS GmbH (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current assets [abstract]
Non-current assets	€ 2,374,407	€ 2,060,027
Current assets [abstract]
Other current assets	64,295	45,441
Cash and cash equivalents	793,664	647,706	€ 457,784	€ 182,753
Total assets	4,851,733	4,141,104
Equity and liabilities [abstract]
Equity	1,353,839	783,936	329,805	€ (19,403)
Debt	1,927,167	1,806,181
Other liabilities	589,743	620,350
Total equity and liabilities	4,851,733	4,141,104
Profit or loss [abstract]
Net revenues	3,420,321	3,416,890	3,105,084
Cost of sales	1,622,905	1,650,860	1,579,690
Selling, general and administrative costs	327,341	329,065	295,242
Other expenses, net	3,195	6,867	24,501
Profit before taxes	802,944	746,156	567,353
Tax expense (income)	16,317	208,760	167,635
Net profit	786,627	537,396	€ 399,718
Ferrari Financial Services GmbH
Non-current assets [abstract]
Non-current assets	1,402	2,690
Current assets [abstract]
Receivables from financing activities	591,482	493,985
Other current assets	12,630	10,012
Cash and cash equivalents	5,957	8,109
Total assets	611,471	514,796
Equity and liabilities [abstract]
Equity	49,969	44,705
Debt	546,595	457,787
Other liabilities	14,907	12,304
Total equity and liabilities	611,471	514,796
Profit or loss [abstract]
Net revenues	29,446	26,505
Cost of sales	12,183	11,525
Selling, general and administrative costs	8,720	8,173
Other expenses, net	239	245
Profit before taxes	8,304	6,562
Tax expense (income)	2,974	1,689
Net profit	€ 5,330	€ 4,873